                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    JGE Capital Management, LLC
Address: One Market, Spear St. Tower, Suite 3780
         San Francisco, CA 94105

Form 13F File Number: 28-11971

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Douglas K. Edwards
Title: Chief Financial Officer
Phone: 415-675-3200

Signature, Place, and Date of Signing:


/s/ Douglas K. Edwards                 San Francisco, CA   August 8, 2008
------------------------------------
Chief Financial Officer

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-11242               East Peak Partners, L.P.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1
                                          -----------
Form 13F Information Table Entry Total:            19
                                          -----------
Form 13F Information Table Value Total:       571,674
                                          -----------
                                          (thousands)


                                      -2-
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                           FORM 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                               TITLE OF                 VALUE    SHRS OR   SH/  PUT/  INVESTMENT    OTHER   -----------------------
NAME OF ISSUER                   CLASS      CUSIP     (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
-----------------------------  --------  -----------  --------  ---------  ---  ----  ----------  --------  ---------  ------  ----
ALTRIA GROUP INC                  COM    022095 10 3       206     10,000   SH           SOLE       NONE       10,000
BROOKDALE SENIOR LIVING INC.      COM    112463 10 4    55,990  2,750,000   SH           SOLE         1     2,750,000
CHARLES SCHWAB CORP.              COM    808513 10 5    30,810  1,500,000   SH           SOLE         1     1,500,000
CHARLES SCHWAB CORP.              COM    808513 10 5        21      1,000   SH           SOLE       NONE        1,000
CROWN CASTLE INT'L CORP           COM    228227 10 4   145,238  3,750,000   SH           SOLE         1     3,750,000
CROWN CASTLE INT'L CORP           COM    228227 10 4     1,162     30,000   SH           SOLE       NONE       30,000
DOMINOS PIZZA, INC.               COM    25754A 20 1    55,200  4,800,000   SH           SOLE         1     4,800,000
GATEHOUSE MEDIA INC.              COM    367348 10 9    15,990  6,500,000   SH           SOLE         1     6,500,000
GATEHOUSE MEDIA INC.              COM    367348 10 9         4      1,500   SH           SOLE       NONE        1,500
HEALTHSOUTH CORP                  COM    421924 10 1    63,194  3,800,000   SH           SOLE         1     3,800,000
HEALTHSOUTH CORP                  COM    421924 10 1       998     60,000   SH           SOLE       NONE       60,000
HERBALIFE LTD                     COM    G4412G 10 1   116,250  3,000,000   SH           SOLE         1     3,000,000
HERBALIFE LTD                     COM    G4412G 10 1     3,894    100,500   SH           SOLE       NONE      100,500
HERBALIFE LTD                     PUT    G4412G 95 1       358      6,500   SH           SOLE         1         6,500
PHILIP MORRIS INTERNATIONAL       COM    718272 10 9       494     10,000   SH           SOLE       NONE       10,000
FIDELITY NATIONAL INFORMATION
SERVICES, INC.                    COM    31620M 10 6    36,910  1,000,000   SH           SOLE         1     1,000,000
SBA COMMUNICATIONS CORP.          COM    78388J 10 6    18,005    500,000   SH           SOLE         1       500,000
SAFEWAY, INC.                     COM    786514 20 8    17,130    600,000   SH           SOLE         1       600,000
RISKMETRICS GROUP, INC.           COM    767735 10 3     9,820    500,000   SH           SOLE         1       500,000
                                                      --------
                                                       571,674
                                                      ========